Note 10. Share-based Compensation	12 Months Ended
Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 10.  Share-based Compensation

The Catasys, Inc. 2003, 2007 and 2010 Stock Incentive Plans (the Plans) provide for the issuance of up 5,775,000 shares of our common stock. Incentive stock options, under Section 422A of the Internal Revenue Code, non-qualified options, stock appreciation rights, limited stock appreciation rights and restricted stock grants are authorized under the Plans. We grant all such share-based compensation awards at no less than the fair market value of our stock on the date of grant, and have granted stock and stock options to executive officers, employees, members of our Board of Directors and certain outside consultants. The terms and conditions upon which options become exercisable vary among grants; however, option rights expire no later than ten years from the date of grant and employee and Board of Director awards generally vest over three to five years on a straight-line basis.  At December 31, 2010, we had 5,197,863 vested and unvested stock options outstanding and 554,773 shares reserved for future awards. Total share-based compensation expense amounted to $5 million and $4.6 million for the years ended December 31, 2010 and 2009, respectively.

Stock Options – Employees and Directors

During 2010 and 2009, we granted options to employees and directors for 4,941,742 and 95,375 shares, respectively, at the weighted average per share exercise prices of $2.00 and $17.20, respectively, the fair market value of our common stock on the dates of grants.  The estimated fair value of options granted to employees and directors during 2010 and 2009 was $6.8 million and $1.2 million, respectively, calculated using the Black-Scholes pricing model with the assumptions described in Note 1 – Summary of Significant Accounting Policies, Share-based Compensation.

Stock option activity for employee and director grants is summarized as follows:

	Shares	Weighted Avg. Exercise Price
Balance, December 31, 2008	206,500	$122.80

2009
Granted	95,375	17.29
Transferred *	-
Exercised	(1,400)	11.20
Cancelled	(27,650)	204.00
Balance, December 31, 2009	272,825	$78.00

2010
Granted	4,941,750	1.60
Transferred *
Exercised
Cancelled	(54,110)	87.60
Balance, December 31, 2010	5,160,465	$4.73

The weighted average remaining contractual life and weighted average exercise price of options outstanding as of December 31, 2010 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Life (yrs)	Weighted Average Price	Shares	Weighted Average Price
$1.60 to $60.00	5,130,025	9.80	$2.00	134,450	$13.20
$60.40 to $100.00	13,750	7.80	24.00	9,700	24.00
$100.40 to $140.00	16,600	4.50	100.00	16,100	102.00
$300.40 to $340.00	75	6.10	320.00	55	296.40
	5,160,450	9.78	$2.38	161,305	$22.81

At December 31, 2010 and 2009, the number of options exercisable was 135,025 and 139,025, respectively, at weighted-average exercise prices of $35.20 and $43.60, respectively.

Share-based compensation expense relating to stock options granted to employees and directors was $4.5 million and $4.4 million for the years ended December 31, 2010 and 2009, respectively.

As of December 31, 2010, there were $3.9 million of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plans. These costs are expected to be recognized over a weighted-average period of 2.3 years.

Stock Options and Warrants – Non-employees

In addition to stock options granted under the Plans, we have also granted options and warrants to purchase our common stock to certain non-employees that have been approved by our Board of Directors.  During 2010 and 2009, we granted options and warrants for 0 and 1,500 shares, respectively.

Stock option and warrant activity for non-employee grants for services is summarized as follows:

	Shares	Weighted avg. exercise price
Balance, December 31, 2008	52,375	$156.40

2009
Granted	1,500	20.80
Transferred *	-
Exercised
Cancelled	(11,625)	187.20
Balance, December 31, 2009	42,250	$142.80

2010
Granted		-
Transferred *	-	-
Exercised	-	-
Cancelled	(3,825)	187.20
Balance, December 31, 2010	38,425	$138.40

Stock options and warrants granted to non-employees for services outstanding at December 31, 2010 are summarized as follows:

Description	Shares	Weighted Average Exercise Price
Warrants issued for intellectual property	9,300	$100.00
Warrants issued in connection with equity offering	2,270,625	6.80
Warrants issued in connection with debt agreement	81,500	11.20
Options and warrants issued to consultants	900	212.00
	2,362,325	$7.40

Share-based compensation expense relating to stock options and warrants granted to non-employees amounted to $402,000 and $63,000 for the years ended December 31, 2010 and 2009, respectively.

Common Stock

During 2010 and 2009, we issued 17,500 and 22,850 shares of common stock, respectively, for consulting services valued at $272,000 and $287,000, respectively. Generally, these costs are amortized to share-based expense on a straight-line basis over the related service periods, generally ranging from six months to one year. Share-based compensation expense relating to all common stock issued for consulting services was $402,000 and $197,000 for the years ended December 31 2010 and 2009, respectively.

Employee Stock Purchase Plan

Our qualified employee stock purchase plan (ESPP), approved by our Board of Directors and shareholders and adopted in June 2006, provides that eligible employees (employed at least 90 days) have the option to purchase shares of our common stock at a price equal to 85% of the lesser of the fair market value as of the first day or the last day of each offering period. Purchase options are granted semi-annually and are limited to the number of whole shares that can be purchased by an amount equal to up to 10% of a participant’s annual base salary.  As of December 31, 2010, there were no shares of our common stock issued pursuant to the ESPP. There was no share-based expense relating to the ESPP for the year ended December 31, 2010 and $1,000 for the year ended December 31, 2009.